Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of due from related parties
	March 31, 2023	December 31, 2022
	(dollars in thousands)
Arik Maimon (Chairman of the Board and the CEO)	42	-
Michael De Prado (Vice Chairman of the Board and President)	46	-
SDI Cuentas LLC, net of allowance for credit losses of $157 as of March 31, 2023 and December 31,2022, respectively.	210	198
Total Due from related parties	298	198

	December 31, 2022	December 31, 2021
	(dollars in thousands)

SDI Cuentas LLC, net of allowance for credit losses of $157 and $0 as of December 31, 2022 and December 31,2021, respectively.	198	1
Total Due from related parties	198	1
	December 31, 2022	December 31, 2021
	(dollars in thousands)
(a) Due to Cima Telecom Inc.	$-	250
Total Due from related parties	$-	$250
(a)	Composed from annual fees in the amount of $250 for the maintenance and support services in accordance with the software maintenance agreement for the second calendar year from the Effective Date and other software development services.

Schedule of related party transactions
	Period ends at March 31, 2023	Period ends at March 31, 2022
	(dollars in thousands)
Sales to SDI Cuentas LLC	$12	$214

Carol Pepper (b)	-	40
Cima Telecom Inc. (a)	$-	324
	$-	$364
(a)	Composed of periodic fees in the amount of $177 thousand for the maintenance and support services in accordance with the software maintenance agreement for the first quarter of the third calendar year and $147 thousand for software development services during the first quarter of 2022.
(b)	Composed of a consulting fee in addition to the directorship fees.

	Year ended at December 31, 2022	Year ended at December 31, 2021
	(dollars in thousands)

Sales to SDI Cuentas LLC	$2,052	$62

Consulting fees to Angelo De Prado (a)	6	-
Consulting fees to Sima Maimon Bakhar (b)	10	-
Doubtful accounts - Cuentas SDI LLC	157	-
Consulting fees to Carol Pepper (d)	-	40
Cima Telecom Inc. (c)	$918	840
	$1,051	$880
(a)	Angelo De Prado is the son of Michael De Prado.
(b)	Sima Maimon Bakhar is the wife of Aril Maimon.
(c)	Composed of periodic fees in the amount of $700 thousand for the maintenance and support services in accordance with the software maintenance agreement and the Settlement Agreement and General Release dated August 2, 2022 and $500 for the first half of the second calendar year from the effective date of the agreement, $218 thousand for software development and other services during 2022 and $340 thousand for software development and other services during 2022. Refer to note 10. The maintenance and support services and most of the software development and other services were recorded in cost of goods sold in the Digital products and General-Purpose Reloadable Cards segment.
(d)	Composed of consulting fee in additional to the directorship fees.